UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Floating Rate High Income Fund

June 30, 2016

SFR-QTLY-0816
1.924296.104

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 91.3%(a)
	Principal Amount	Value
Aerospace - 0.7%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (b)	$363,665	$359,119
TransDigm, Inc.:
Tranche D, term loan 3.75% 6/4/21 (b)	1,969,849	1,943,828
Tranche F, term loan 3.75% 6/9/23 (b)	498,711	490,607

TOTAL AEROSPACE		2,793,554

Automotive & Auto Parts - 1.2%
Chrysler Group LLC term loan 3.25% 12/31/18 (b)	389,135	387,796
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (b)	1,473,750	1,359,991
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	1,633,867	1,225,400
Tranche 2LN, term loan 10% 11/27/21 (b)	1,425,000	926,250
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (b)	479,141	453,488
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (b)	603,096	597,065

TOTAL AUTOMOTIVE & AUTO PARTS		4,949,990

Broadcasting - 0.8%
Clear Channel Communications, Inc. Tranche D, term loan 7.2103% 1/30/19 (b)	2,330,000	1,695,727
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (b)	953,401	951,018
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	974,246	967,981

TOTAL BROADCASTING		3,614,726

Building Materials - 0.9%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (b)	579,877	577,946
GCP Applied Technologies, Inc. Tranche B, term loan 5.25% 2/3/22 (b)	498,750	499,373
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (b)	496,250	494,389
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	992,500	970,169
Leighton Services Decoration LLC Tranche B, term loan 5.5% 5/21/22 (b)	838,750	836,653
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (b)	590,026	584,126

TOTAL BUILDING MATERIALS		3,962,656

Cable/Satellite TV - 4.0%
Altice U.S. Finance SA Tranche B, term loan 4.25% 12/14/22 (b)	3,847,891	3,828,651
Charter Communication Operating LLC:
Tranche H, term loan 3.25% 8/24/21 (b)	997,500	993,939
Tranche I, term loan 3.5% 1/24/23 (b)	2,678,288	2,678,288
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (b)	1,357,656	1,348,831
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	1,000,000	1,000,250
Numericable LLC:
Tranche B 1LN, term loan 4.5625% 7/20/22 (b)	616,900	606,104
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	1,995,000	1,964,357
Tranche B, term loan 5% 1/15/24 (b)	1,615,000	1,598,850
UPC Broadband Holding BV Tranche AH, term loan 3.3444% 6/30/21 (b)	410,000	399,578
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (b)	987,500	983,659
Zayo Group LLC Tranche B 2LN, term loan 4.5% 5/6/21 (b)	261,392	261,065
Ziggo B.V.:
Tranche B 1LN, term loan 3.6519% 1/15/22 (b)	554,681	540,814
Tranche B 2LN, term loan 3.6478% 1/15/22 (b)	357,447	348,511
Tranche B 3LN, term loan 3.6013% 1/15/22 (b)	587,872	573,176

TOTAL CABLE/SATELLITE TV		17,126,073

Capital Goods - 0.1%
SRAM LLC. Tranche B, term loan 4.0075% 4/10/20 (b)	357,793	314,858
Chemicals - 3.4%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (b)	1,470,150	1,457,286
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (b)	999,962	899,966
Tranche B 1LN, term loan 4.5% 12/2/19 (b)	658,828	647,298
Hilex Poly Co. LLC Tranche B 1LN, term loan 6% 12/5/21 (b)	1,358,453	1,358,453
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (b)	925,000	910,357
MacDermid, Inc.:
Tranche B 1LN, term loan 5.5% 6/7/20 (b)	417,846	411,842
Tranche B 2LN, term loan 5.5% 6/7/20 (b)	603,758	595,082
Tranche B 3LN, term loan 5.5% 6/7/20 (b)	1,488,750	1,467,163
PQ Corp. Tranche B, term loan 5.75% 11/4/22 (b)	500,000	499,500
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (b)	990,000	980,100
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	90,000	83,250
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (b)	2,084,497	2,081,891
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (b)	581,935	560,403
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	1,341,450	1,336,004
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (b)	422,821	403,794
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (b)	488,534	487,464
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (b)	570,688	561,619

TOTAL CHEMICALS		14,741,472

Consumer Products - 0.8%
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (b)	1,460,195	1,452,894
Revlon Consumer Products Corp. term loan 4% 8/19/19 (b)	683,616	684,047
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (b)	1,069,715	1,058,130

TOTAL CONSUMER PRODUCTS		3,195,071

Containers - 2.7%
Anchor Glass Container Corp. Tranche B, term loan 4.75% 7/1/22 (b)	1,062,820	1,058,176
Berlin Packaging, LLC Tranche B 1LN, term loan 4.5% 10/1/21 (b)	1,492,420	1,484,331
Berry Plastics Corp.:
Tranche G, term loan 3.5% 1/6/21 (b)	1,213,791	1,202,794
Tranche H, term loan 3.75% 10/1/22 (b)	2,255,655	2,237,474
BWAY Holding Co. Tranche B, term loan 5.5193% 8/14/20 (b)	1,025,054	1,019,929
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (b)	1,764,289	1,699,381
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (b)	451,588	450,684
Tranche B 2LN, term loan 8.5% 8/3/23 (b)	55,000	54,450
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (b)	2,380,289	2,378,527

TOTAL CONTAINERS		11,585,746

Diversified Financial Services - 2.3%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (b)	893,250	891,240
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (b)	1,388,794	1,375,781
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (b)	1,605,000	1,602,191
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (b)	384,413	363,270
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (b)	964,193	957,366
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (b)	263,809	259,192
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	1,000,000	875,000
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	696,188	670,658
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	2,962,133	2,921,877

TOTAL DIVERSIFIED FINANCIAL SERVICES		9,916,575

Energy - 4.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	1,488,328	1,473,445
Chelsea Petroleum Products I LLC Tranche B, term loan 5.25% 10/28/22 (b)	981,176	961,553
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (b)	1,500,000	1,347,195
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	1,033,187	1,039,644
CPI Acquisition, Inc. Tranche B, term loan 5.5% 8/17/22 (b)	654,195	635,662
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	2,353,782	2,061,513
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (b)	1,473,750	874,420
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (b)	1,116,198	948,768
Tranche C, term loan 5.25% 3/14/21 (b)	88,793	75,474
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (b)	960,412	932,051
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (b)	678,333	590,713
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (b)	577,136	576,056
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (b)	1,152,649	859,012
Foresight Energy LLC Tranche B, term loan 7.5% 8/23/20 (b)	925,000	740,000
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (b)	891,019	271,761
Panda Temple Power, LLC term loan 7.25% 4/3/19 (b)	447,750	405,214
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	965,090	428,500
Targa Resources Corp. term loan 5.75% 2/27/22 (b)	455,122	450,571
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (b)	1,441,712	1,218,247
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 7% 6/26/22 (b)	1,402,664	1,269,411
Western Refining, Inc. Tranche B, term loan 5.25% 11/12/20 (b)	949,108	914,703

TOTAL ENERGY		18,073,913

Entertainment/Film - 0.6%
AMC Entertainment, Inc. Tranche B, term loan 4% 12/15/22 (b)	497,500	497,147
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	800,344	778,086
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	215,000	193,500
Regal Cinemas Corp. Tranche B, term loan 3.5% 4/1/22 (b)	883,325	881,532

TOTAL ENTERTAINMENT/FILM		2,350,265

Environmental - 1.2%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (b)	1,301,588	1,278,810
Metal Services LLC Tranche B, term loan 8.5% 6/30/19 (b)	949,171	921,883
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (b)	545,000	531,489
Tranche B 1LN, term loan 4% 12/18/20 (b)	1,518,406	1,490,406
WTG Holdings III Corp.:
term loan 5.5% 1/15/21 (b)	498,750	496,256
Tranche B 1LN, term loan 4.75% 1/15/21 (b)	384,323	380,480

TOTAL ENVIRONMENTAL		5,099,324

Food & Drug Retail - 4.3%
Albertson's LLC:
Tranche B 1LN, term loan 4.75% 12/21/22 (b)	2,116,250	2,112,293
Tranche B 4LN, term loan 4.5% 8/25/21 (b)	7,093,350	7,078,173
Tranche B 6LN, term loan 4.75% 6/22/23 (b)	2,425,000	2,418,331
Candy Intermediate Holdings, Inc. Tranche B 1LN, term loan 5.5% 6/15/23 (b)	1,000,000	997,500
GOBP Holdings, Inc. Tranche B 1LN, term loan 5% 10/21/21 (b)	1,473,806	1,436,961
Petco Holdings, Inc. Tranche B 1LN, term loan 5% 1/26/23 (b)	1,497,500	1,487,871
Pizza Hut Holdings LLC Tranche B, term loan 3.1923% 6/16/23 (b)	750,000	750,000
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (b)	1,536,614	1,535,846
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (b)	590,715	584,991

TOTAL FOOD & DRUG RETAIL		18,401,966

Food/Beverage/Tobacco - 2.2%
AdvancePierre Foods, Inc. Tranche B 1LN, term loan 4.75% 6/2/23 (b)	855,000	851,435
B&G Foods, Inc. Tranche B, term loan 3.75% 10/2/22 (b)	853,480	854,120
Blue Ribbon LLC Tranche B 1LN, term loan 5% 11/13/21 (b)	1,747,388	1,745,204
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (b)	892,536	883,610
Keurig Green Mountain, Inc. Tranche B, term loan 5.25% 3/3/23 (b)	1,060,000	1,060,000
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (b)	209,307	209,569
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (b)	1,085,000	976,500
Tranche B 1LN, term loan 4.9375% 6/30/21 (b)	1,758,675	1,705,915
U.S. Foods, Inc. Tranche B, term loan 4% 6/27/23 (b)	1,250,000	1,243,750

TOTAL FOOD/BEVERAGE/TOBACCO		9,530,103

Gaming - 5.7%
Affinity Gaming LLC Tranche B, term loan 5% 6/16/23 (b)	500,000	498,540
American Casino & Entertainment Properties LLC Tranche B, term loan 4.75% 7/7/22 (b)	435,678	432,955
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	1,810,418	1,811,396
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	800,114	763,309
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	7,115,167	6,664,563
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (b)	841,500	842,552
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (b)	244,299	244,299
5.5% 11/21/19 (b)	104,700	104,700
Graton Economic Development Authority Tranche B, term loan 4.7316% 9/1/22 (b)	1,430,985	1,432,773
MGM Mirage, Inc. Tranche A, term loan 3.2103% 4/25/21 (b)	675,000	664,875
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (b)	2,780,840	2,757,898
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (b)	4,418,922	4,352,638
Tranche B, term loan 6% 10/18/20 (b)	556,000	548,588
Station Casinos LLC Tranche B, term loan 3.75% 6/8/23 (b)	1,715,000	1,704,281
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (b)	1,149,813	1,144,064
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (b)	202,044	195,730

TOTAL GAMING		24,163,161

Healthcare - 8.8%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	844,184	839,263
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (b)	1,162,459	1,147,928
AMAG Pharmaceuticals, Inc. Tranche B, term loan 4.75% 8/17/21 (b)	790,056	782,155
American Renal Holdings, Inc. Tranche B 1LN, term loan 4.75% 8/20/19 (b)	498,675	497,428
Avantor Performance Materials Holdings, Inc. Tranche B 1LN, term loan 6% 6/21/22 (b)	500,000	495,625
Community Health Systems, Inc.:
Tranche F, term loan 3.9241% 12/31/18 (b)	878,235	869,637
Tranche G, term loan 3.75% 12/31/19 (b)	1,525,184	1,480,954
Tranche H, term loan 4% 1/27/21 (b)	1,694,177	1,648,756
Concentra, Inc. Tranche B 1LN, term loan 4.0038% 6/1/22 (b)	990,000	985,050
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (b)	1,277,763	1,216,008
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (b)	1,025,137	997,797
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (b)	1,492,500	1,466,008
Gold Merger Co., Inc. Tranche B, term loan 6/16/23 (c)	315,000	314,115
Grifols, S.A. Tranche B, term loan 3.4545% 2/27/21 (b)	477,726	476,832
HCA Holdings, Inc. Tranche B 6LN, term loan 3.7103% 3/18/23 (b)	3,456,338	3,464,978
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	1,345,019	1,089,465
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (b)	523,969	523,969
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (b)	509,850	497,104
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	619,925	613,571
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (b)	1,395,012	1,349,674
MPH Acquisition Holdings LLC Tranche B, term loan 5% 6/7/23 (b)	1,000,000	1,002,250
NMSC Holdings, Inc. Tranche B 1LN, term loan 6% 4/19/23 (b)	514,777	514,777
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22	1,182,023	1,177,094
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	1,969,849	1,909,532
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (b)	500,000	497,500
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (b)	699,350	695,853
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (b)	1,000,000	980,000
Tranche B 1LN, term loan 5.25% 12/31/22 (b)	2,149,599	2,145,579
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 3.72% 10/20/18 (b)	168,590	163,869
Tranche B, term loan 5% 4/1/22 (b)	6,499,553	6,318,996
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (b)	1,496,250	1,505,602

TOTAL HEALTHCARE		37,667,369

Homebuilders/Real Estate - 2.2%
Americold Realty Operating Partnership LP Tranche B, term loan 6.5% 12/1/22 (b)	581,763	583,944
Communications Sales & Leasing, Inc. Tranche B, term loan 5% 10/24/22 (b)	1,021,165	1,008,400
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (b)	1,000,000	1,000,000
Tranche B 1LN, term loan 4.25% 11/4/21 (b)	1,963,934	1,933,258
MGM Growth Properties Operating Partner LP Tranche B, term loan 4% 4/25/23 (b)	2,094,750	2,097,368
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (b)	2,831,047	2,823,970

TOTAL HOMEBUILDERS/REAL ESTATE		9,446,940

Hotels - 1.3%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 7.75% 12/27/20 (b)	1,810,000	1,802,090
Tranche B 1LN, term loan 5.25% 6/27/20 (b)	500,000	495,835
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (b)	1,577,032	1,577,032
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (b)	963,235	940,358
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (b)	875,291	872,008

TOTAL HOTELS		5,687,323

Insurance - 1.6%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (b)	990,000	974,160
Asurion LLC:
Tranche B 1LN, term loan 5% 5/24/19 (b)	1,320,967	1,312,988
Tranche B 2LN, term loan 7/8/20 (c)	350,000	341,250
Tranche B 2LN, term loan 8.5% 3/3/21 (b)	175,000	168,000
Tranche B 4LN, term loan 5% 8/4/22 (b)	2,209,439	2,175,745
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (b)	1,286,924	1,262,253
VF Holdings Corp. Tranche B 1LN, term loan 4.75% 6/17/23 (b)	500,000	497,500

TOTAL INSURANCE		6,731,896

Leisure - 1.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	2,110,159	2,028,390
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 12/15/22 (b)	500,000	496,875
Equinox Holdings, Inc. Tranche B 1LN, term loan 5% 2/1/20 (b)	865,991	861,930
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (b)	1,485,000	1,447,875
Planet Fitness Holdings, LLC. Tranche B, term loan 4.5% 3/31/21 (b)	1,202,008	1,199,003
SMG Tranche B 1LN, term loan 4.508% 2/27/20 (b)	1,092,696	1,062,647

TOTAL LEISURE		7,096,720

Metals/Mining - 1.8%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	482,594	450,623
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (b)	1,265,864	725,758
Tranche B 2LN, term loan 8.75% 12/19/20 (b)	1,870,000	299,200
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (b)	1,085,117	1,043,883
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (b)	1,665,986	1,591,016
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (b)	646,688	545,643
Tranche B 2LN, term loan 7.5% 4/16/20 (b)	2,508,860	1,818,923
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (b)	955,000	902,475
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (d)	911,898	384,894
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (d)	3,825,000	0

TOTAL METALS/MINING		7,762,415

Paper - 0.2%
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (b)	303,444	302,610
Xerium Technologies, Inc. Tranche B, term loan 6.25% 5/17/19 (b)	498,717	496,537

TOTAL PAPER		799,147

Publishing/Printing - 2.9%
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (b)	2,290,000	2,261,375
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	2,128,290	1,575,594
Harland Clarke Holdings Corp. Tranche B 5LN, term loan 7% 12/31/19 (b)	425,000	411,188
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	1,485,000	1,453,444
JD Power & Associates Tranche B 1LN, term loan 6/9/23 (c)	285,000	284,111
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	2,525,000	2,518,056
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (b)	1,236,209	1,115,679
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (b)	992,430	942,809
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.5% 8/14/20 (b)	1,975,000	1,896,000

TOTAL PUBLISHING/PRINTING		12,458,256

Restaurants - 1.3%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (b)	1,267,328	1,265,110
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (b)	1,291,481	1,289,867
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	1,630,950	1,620,757
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (b)	1,406,690	1,398,489

TOTAL RESTAURANTS		5,574,223

Services - 8.1%
Abacus Innovations Corp. Tranche B, term loan 6/9/23 (c)	750,000	748,748
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	1,367,895	1,313,179
Apollo Security Service Borrower LLC Tranche B, term loan 4.75% 5/2/22 (b)	3,245,000	3,249,056
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	1,889,416	1,835,096
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.754% 1/30/20 (b)	590,342	589,392
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	2,280,065	1,470,642
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	2,401,262	2,352,228
Creative Artists Agency LLC Tranche B, term loan 5% 12/17/21 (b)	2,043,018	2,039,606
GCA Services Group, Inc. Tranche B 1LN, term loan 5.75% 3/1/23 (b)	748,125	747,190
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.25% 3/9/23 (b)	738,150	739,685
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	572,714	557,204
Tranche 2LN, term loan 7.5% 7/25/22 (b)	1,060,000	981,825
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (b)	992,500	980,918
Tranche L 2LN, term loan 10.25% 8/13/23 (b)	1,000,000	960,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	6,286,759	6,079,799
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	1,874,464	1,771,369
Nexeo Solutions LLC Tranche B, term loan 5.25% 6/9/23 (b)	315,000	314,474
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (b)	2,797,975	2,782,250
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (b)	245,000	235,200
Tranche B 1LN, term loan 5.5% 3/18/21 (b)	730,750	712,481
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (b)	466,864	466,575
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (b)	1,746,725	1,746,358
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (b)	1,007,509	991,560
Tranche B 2LN, term loan 8% 5/14/23 (b)	305,000	298,519
Western Digital Corp. Tranche B, term loan 6.25% 3/30/23 (b)	750,000	752,348

TOTAL SERVICES		34,715,702

Steel - 0.2%
JMC Steel Group, Inc. Tranche B, term loan 6% 6/14/21 (b)	1,000,000	998,330
Super Retail - 4.3%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (b)	1,402,808	1,311,626
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (b)	442,758	434,735
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (b)	960,403	924,388
Tranche B 1LN, term loan 4.5% 9/26/19 (b)	1,886,551	1,865,666
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	356,524	317,752
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22(b)	1,034,205	1,032,695
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (b)	1,525,017	1,038,445
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	5,000,000	4,959,400
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22 (b)	1,543,252	1,531,677
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	2,475,000	2,462,328
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (b)	2,120,388	2,016,129
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (b)(d)	2,081,346	489,116

TOTAL SUPER RETAIL		18,383,957

Technology - 10.7%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.0105% 1/23/21 (b)	278,744	275,957
Tranche B 2LN, term loan 7.5% 1/23/22 (b)	331,341	328,027
Avago Technologies Cayman Finance Ltd. Tranche B, term loan 4.25% 2/1/23 (b)	2,493,750	2,494,922
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	2,061,869	2,058,653
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (b)	426,109	378,884
5% 9/10/20 (b)	1,376,438	1,217,569
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (b)	1,467,219	1,415,866
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (b)	1,722,040	1,702,667
Dell International LLC:
Tranche B 2LN, term loan 4% 4/29/20 (b)	3,970,000	3,956,978
Tranche B, term loan 6/2/23 (c)	1,500,000	1,493,745
Diebold, Inc. term loan 5.25% 5/6/23 (b)	220,000	218,808
EIG Investors Corp. Tranche B 1LN, term loan 6% 2/9/23 (b)	1,845,678	1,725,709
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	1,305,905	1,281,014
First Data Corp. Tranche B, term loan 4.2021% 7/10/22 (b)	5,000,000	4,950,000
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (b)	460,000	397,900
Tranche B 1LN, term loan 5% 6/17/21 (b)	306,194	302,462
Global Payments, Inc. Tranche B, term loan 3.9603% 4/22/23 (b)	750,000	753,188
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (b)	1,090,275	1,062,342
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (b)	2,414,310	2,424,377
Tranche B 1LN, term loan 4.5% 10/30/19 (b)	1,877,201	1,870,631
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	480,000	456,000
Tranche B 1LN, term loan 5% 10/16/22 (b)	950,300	943,173
Micron Technology, Inc. Tranche B, term loan 6.64% 4/26/22 (b)	500,000	502,110
Microsemi Corp. Tranche B, term loan 5.25% 1/15/23 (b)	435,118	433,760
NXP BV Tranche B 2LN, term loan 3.75% 12/7/20 (b)	1,066,401	1,067,734
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (b)	1,670,543	1,646,871
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (b)	1,695,239	1,650,739
Tranche 2LN, term loan 8% 4/9/22 (b)	1,105,000	1,005,550
Solarwinds Holdings, Inc. Tranche B, term loan 6.5% 2/5/23 (b)	500,000	496,250
Solera LLC Tranche B, term loan 5.75% 3/3/23 (b)	823,750	822,374
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	2,977,500	2,936,559
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4% 7/8/22 (b)	899,815	898,880
Tranche B 2LN, term loan 4% 7/8/22 (b)	123,125	122,997
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	1,638,015	1,621,635
WEX, Inc. Tranche B, term loan 6/24/23 (c)	1,000,000	992,500

TOTAL TECHNOLOGY		45,906,831

Telecommunications - 5.3%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.1875% 3/31/17 (b)	129,820	123,978
Tranche D 2LN, term loan 4.1309% 3/31/19 (b)	1,328,475	1,268,694
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	3,242,151	3,229,312
Integra Telecom Holdings, Inc.:
term loan 9.75% 2/14/21 (b)	1,249,012	1,142,846
Tranche B 1LN, term loan 5.25% 8/14/20 (b)	1,481,250	1,437,746
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)	3,695,000	3,359,679
Level 3 Financing, Inc. Tranche B 2LN, term loan 3.5% 5/31/22 (b)	3,000,000	2,986,500
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (b)	471,213	463,555
Tranche B 1LN, term loan 4% 4/11/20 (b)	2,025,160	2,001,121
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (b)	452,361	452,221
Sable International Finance Ltd.:
Tranche B 1LN, term loan 5.5% 12/31/22 (b)	550,000	547,822
Tranche B 2LN, term loan 5.83% 12/31/22 (b)	450,000	448,218
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	1,980,000	1,762,200
Tranche B2 1LN, term loan 5.25% 4/30/20 (b)	995,000	938,414
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (b)	995,000	997,647
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (b)	635,011	628,661
Telenet Financing USD LLC term loan 6/30/24 (c)	1,000,000	990,210

TOTAL TELECOMMUNICATIONS		22,778,824

Textiles/Apparel - 0.2%
Abb/Con-Cise Optical Group LLC Tranche B, term loan 6% 6/15/23 (b)	420,000	421,050
Samsonite IP Holdings SARL Tranche B, term loan 4% 5/13/23 (b)	430,000	431,183

TOTAL TEXTILES/APPAREL		852,233

Transportation Ex Air/Rail - 0.6%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	849,250	781,310
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (b)	1,148,214	1,016,169
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (b)	935,618	839,717

TOTAL TRANSPORTATION EX AIR/RAIL		2,637,196

Utilities - 5.0%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (b)	767,289	764,734
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	85,933	84,805
6.375% 8/13/19 (b)	1,292,843	1,275,881
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (b)	964,103	960,893
Dynegy, Inc. Tranche C, term loan 5% 6/22/23 (b)	2,500,000	2,454,700
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (b)	1,240,000	1,236,900
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	1,737,360	1,711,299
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	1,280,921	996,556
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (b)	1,620,000	1,571,400
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	2,451,313	2,359,389
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	2,062,474	1,835,602
Longview Power LLC Tranche B, term loan 7% 4/13/21 (b)	990,000	861,300
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	2,490,000	2,377,950
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	671,300	570,605
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23	188,333	158,200
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	1,221,765	1,160,677
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (b)	231,464	226,835
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (b)	730,750	705,174

TOTAL UTILITIES		21,312,900

TOTAL BANK LOAN OBLIGATIONS
(Cost $404,775,446)		390,629,715

Nonconvertible Bonds - 3.1%
Broadcasting - 0.2%
Clear Channel Communications, Inc. 9% 12/15/19	1,183,000	887,250
Containers - 1.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.6525% 12/15/19 (b)(e)	2,945,000	2,956,044
3.8896% 5/15/21 (b)(e)	785,000	787,944
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4.2109% 7/15/21 (b)(e)	520,000	521,300

TOTAL CONTAINERS		4,265,288

Diversified Financial Services - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (e)	500,000	530,000
Energy - 0.2%
American Energy-Permian Basin LLC/AEPB Finance Corp. 7.1329% 8/1/19 (b)(e)	1,100,000	588,500
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (e)	500,000	513,440

TOTAL ENERGY		1,101,940

Healthcare - 0.2%
Tenet Healthcare Corp. 4.1525% 6/15/20 (b)	1,000,000	987,500
Metals/Mining - 0.1%
Murray Energy Corp. 11.25% 4/15/21 (e)	1,000,000	280,000
Publishing/Printing - 0.2%
Cenveo Corp. 6% 8/1/19 (e)	920,000	763,600
Services - 0.1%
APX Group, Inc. 7.875% 12/1/22 (e)	425,000	428,188
Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (e)	295,000	296,844
Technology - 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (e)	293,000	300,152
4.42% 6/15/21 (e)	885,000	909,607
NXP BV/NXP Funding LLC 4.125% 6/1/21 (e)	780,000	791,700

TOTAL TECHNOLOGY		2,001,459

Telecommunications - 0.4%
Altice Financing SA 7.5% 5/15/26 (e)	900,000	882,000
Numericable Group SA 7.375% 5/1/26 (e)	855,000	845,381

TOTAL TELECOMMUNICATIONS		1,727,381

TOTAL NONCONVERTIBLE BONDS
(Cost $14,722,190)		13,269,450
	Shares	Value

Common Stocks - 0.6%
Chemicals - 0.3%
LyondellBasell Industries NV Class A	18,200	1,354,444
Metals/Mining - 0.0%
Warrior Met Coal LLC Class A (f)	1,860	148,800
Publishing/Printing - 0.1%
Tribune Media Co. Class A	6,975	273,281
Telecommunications - 0.1%
FairPoint Communications, Inc. (g)	34,000	499,120
Utilities - 0.1%
Southcross Holdings Borrower LP	211	156,459
TOTAL COMMON STOCKS
(Cost $5,165,502)		2,432,104

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (g)
(Cost $29,756)	29,778	29,778

Money Market Funds - 7.6%
Fidelity Cash Central Fund, 0.43% (h)
(Cost $32,306,053)	32,306,053	32,306,053
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $456,998,947)		438,667,100
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(10,934,630)
NET ASSETS - 100%		$427,732,470

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Non-income producing - Security is in default.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,394,700 or 2.7% of net assets.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $148,800 or 0.0% of net assets.

 (g) Non-income producing

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Warrior Met Coal LLC Class A	3/20/14 - 4/14/14	$3,713,113

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$86,634
Total	$86,634

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$273,281	$273,281	$--	$--
Energy	148,800	--	--	148,800
Materials	1,354,444	1,354,444	--	--
Telecommunication Services	499,120	499,120	--	--
Utilities	156,459	--	--	156,459
Bank Loan Obligations	390,629,715	--	387,943,677	2,686,038
Corporate Bonds	13,269,450	--	13,269,450	--
Other	29,778	--	--	29,778
Money Market Funds	32,306,053	32,306,053	--	--
Total Investments in Securities:	$438,667,100	$34,432,898	$401,213,127	$3,021,075

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$4,630,472
Net Realized Gain (Loss) on Investment Securities	(50,472)
Net Unrealized Gain (Loss) on Investment Securities	2,389,214
Cost of Purchases	245,482
Proceeds of Sales	(5,834,531)
Amortization/Accretion	(26,489)
Transfers into Level 3	1,332,362
Transfers out of Level 3	--
Ending Balance	$2,686,038
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$2,405,254
Other Investments in Securities
Beginning Balance	$29,756
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(3,597,383)
Cost of Purchases	3,902,664
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$335,037
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$(3,597,383)

The information used in the above reconciliations represent fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $455,515,994. Net unrealized depreciation aggregated $16,848,894, of which $4,238,941 related to appreciated investment securities and $21,087,835 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2016